UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12-31-2003

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Larsen
Title:                        Assistant Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Larsen            Manchester, MA      1/2/2004

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 3
Form 13F Information Table Entry Total: 99
Form 13F Information Table Value Total: $112,645,167

List of Other Included Managers:


No. 13F File Number


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FORM 13F INFORMATION TABLE


                                  Title                                    Shares/Put/Invstmt Other   Voting Authority
Name of Issuer                    of ClassCUSIP     Market Value  Shares   PRN    CallDiscret.ManagersSole     Share   None


Ambac Financial Group Inc         Common  023139108     $1,021,768   14,725    SH     Sole                             14,725
American Express Co               Common  025816109       $233,583    4,843    SH     Sole                             4,843
American International Group      Common  026874107     $1,250,240   18,863    SH     Sole                             18,863
Anheuser Busch Cos                Common  035229103       $921,814   17,498    SH     Sole                             17,498
Automatic Data Processing         Common  053015103     $2,004,662   50,610    SH     Sole                             50,610
Autozone Inc.                     Common  053332102     $2,013,512   23,630    SH     Sole                             23,630
Barr Laboratories Inc             Common  068306109       $535,726    6,962    SH     Sole                             6,962
BB&T Corp Com                     Common  054937107     $1,437,741   37,208    SH     Sole                             37,208
Bellsouth Corporation             Common  079860102       $456,281   16,123    SH     Sole                             16,123
Berkshire Hathaway Inc. Class B   Common  084670207       $225,200       80    SH     Sole                             80
Berkshire Hathaway, Inc. Class A  Common  084670108     $2,190,500       26    SH     Sole                             26
Boston Properties, Inc.           Common  101121101       $570,088   11,830    SH     Sole                             11,830
Bristol Myers Squibb              Common  110122108       $317,958   11,117    SH     Sole                             11,117
Cardinal Health Inc.              Common  14149Y108     $3,130,169   51,180    SH     Sole                             51,180
Caterpillar                       Common  149123101       $291,400    3,510    SH     Sole                             3,510
ChevronTexaco Corp                Common  166764100     $1,044,204   12,087    SH     Sole                             12,087
Cintas Corporation                Common  172908105       $215,831    4,308    SH     Sole                             4,308
Cisco Systems                     Common  17275r102     $1,180,898   48,737    SH     Sole                             48,737
Citigroup Inc.                    Common  172967101     $1,050,406   21,640    SH     Sole                             21,640
Clorox Co Del Com                 Common  189054109     $1,437,376   29,600    SH     Sole                             29,600
Coca Cola Company                 Common  191216100       $559,879   11,032    SH     Sole                             11,032
Colgate Palmolive                 Common  194162103     $2,091,590   41,790    SH     Sole                             41,790
Commerce Bancorp                  Common  200519106       $756,937   14,368    SH     Sole                             14,368
Diamonds Trust Series 1           Common  252787106       $643,210    6,151    SH     Sole                             6,151
Disney Walt Co                    Common  254687106     $1,359,066   58,254    SH     Sole                             58,254
Dollar General                    Common  256669102       $213,783   10,185    SH     Sole                             10,185
Dupont                            Common  263534109       $201,916    4,400    SH     Sole                             4,400
EMC Corp/Mass                     Common  268648102       $293,930   22,750    SH     Sole                             22,750
Exxon Mobil Corp.                 Common  30231g102     $1,767,794   43,116    SH     Sole                             43,116
Fannie Mae                        Common  313586109     $3,166,577   42,187    SH     Sole                             42,187
First Data Corp                   Common  319963104     $1,058,273   25,755    SH     Sole                             25,755
Forest Laboratories, Inc.         Common  345838106       $202,086    3,270    SH     Sole                             3,270
Freddie Mac                       Common  313400301       $276,962    4,749    SH     Sole                             4,749
Furniture Brands International IncCommon  360921100     $1,148,270   39,150    SH     Sole                             39,150
Gannett Inc                       Common  364730101     $1,362,036   15,276    SH     Sole                             15,276
General Electric Co               Common  369604103     $2,785,239   89,904    SH     Sole                             89,904
H & R Block Inc                   Common  093671105     $2,180,914   39,388    SH     Sole                             39,388
Harley-Davidson, Inc.             Common  412822108     $2,785,496   58,605    SH     Sole                             58,605
HCA Inc.                          Common  404119109     $1,227,367   28,570    SH     Sole                             28,570
Hewlett Packard Co                Common  428236103       $352,595   15,350    SH     Sole                             15,350
Hilb Rogal & Hamilton             Common  431294107       $310,438    9,680    SH     Sole                             9,680
Home Depot                        Common  437076102     $1,617,042   45,563    SH     Sole                             45,563
Illinois Tool Wks                 Common  452308109       $303,754    3,620    SH     Sole                             3,620
IMS Health Inc.                   Common  449934108       $295,063   11,869    SH     Sole                             11,869
Intel Corp                        Common  458140100     $2,058,144   64,216    SH     Sole                             64,216
International Bus Mach Com        Common  459200101       $336,970    3,635    SH     Sole                             3,635
J.P. Morgan Chase & Co.           Common  46625h100     $1,187,430   32,328    SH     Sole                             32,328
Johnson & Johnson                 Common  478160104     $2,726,031   52,768    SH     Sole                             52,768
Johnson Controls                  Common  478366107     $2,528,600   21,775    SH     Sole                             21,775
Jones Apparel Group, Inc.         Common  480074103     $2,123,136   60,265    SH     Sole                             60,265
Kroger Co Com                     Common  501044101     $2,920,323  157,770    SH     Sole                             157,770
Lehman Brothers Holdings, Inc.    Common  524908100       $203,861    2,640    SH     Sole                             2,640
Lincare Holdings, Inc.            Common  532791100     $1,445,946   48,070    SH     Sole                             48,070
Liz Claiborne                     Common  539320101       $259,567    7,320    SH     Sole                             7,320
Manhattan Scientific              Common  563122100         $3,250   50,000    SH     Sole                             50,000
Marsh & McLennan Co               Common  571748102       $245,484    5,126    SH     Sole                             5,126
MBNA Corp Com                     Common  55262L100     $1,670,136   67,208    SH     Sole                             67,208
McGraw-Hill Cos.                  Common  580645109     $1,855,677   26,540    SH     Sole                             26,540
Medtronic                         Common  585055106       $832,211   17,120    SH     Sole                             17,120
Merck & Co. Inc.                  Common  589331107     $2,481,653   53,715    SH     Sole                             53,715
Microsoft Corp                    Common  594918104     $2,277,298   83,204    SH     Sole                             83,204
Mohawk Industries Inc             Common  608190104     $1,971,593   27,950    SH     Sole                             27,950
Motorola Inc                      Common  620076109       $252,488   18,034    SH     Sole                             18,034
Nasdaq-100 UIT                    Common  631100104       $338,568    9,286    SH     Sole                             9,286
Neiman Marcus Group - Cl B        Common  640204301       $498,300    9,966    SH     Sole                             9,966
North Fork Bankcorporation Inc    Common  659424105       $208,744    5,158    SH     Sole                             5,158
Omnicom Group Inc Com             Common  681919106     $2,302,892   26,370    SH     Sole                             26,370
Oracle Corp.                      Common  68389X105       $345,237   26,095    SH     Sole                             26,095
Outback Steakhouse Inc.           Common  689899102     $1,973,313   44,635    SH     Sole                             44,635
Paychex, Inc.                     Common  704326107       $526,715   14,159    SH     Sole                             14,159
Pepsi Co Inc                      Common  713448108       $455,629    9,773    SH     Sole                             9,773
Pfizer Inc.                       Common  717081103     $2,950,178   83,503    SH     Sole                             83,503
Polaris Industries Inc            Common  731068102       $738,314    8,335    SH     Sole                             8,335
Procter & Gamble Co               Common  742718109       $563,823    5,645    SH     Sole                             5,645
Radian Group, Inc.                Common  750236101       $556,481   11,415    SH     Sole                             11,415
Rohm and Haas Co.                 Common  775371107       $398,570    9,332    SH     Sole                             9,332
Ross Stores, Inc.                 Common  778296103     $2,108,597   79,690    SH     Sole                             79,690
SBC Communications Inc.           Common  78387G103       $327,300   12,554    SH     Sole                             12,554
SPDR Tr Unit Ser 1                Common  78462F103     $2,690,639   24,179    SH     Sole                             24,179
St Jude Med Inc Com               Common  790849103       $322,578    5,258    SH     Sole                             5,258
Stryker Corp                      Common  863667101       $224,171    2,637    SH     Sole                             2,637
Sun Microsystems Inc.             Common  866810104        $55,455   12,406    SH     Sole                             12,406
SunGard Data Systems, Inc.        Common  867363103     $1,042,450   37,620    SH     Sole                             37,620
Synovus Finl Corp Com             Common  87161C105     $2,178,931   75,343    SH     Sole                             75,343
Sysco Corp                        Common  871829107     $1,107,816   29,756    SH     Sole                             29,756
Time Warner, Inc.                 Common  8873717105      $445,217   24,748    SH     Sole                             24,748
United Technologies Corp          Common  913017109     $2,848,236   30,054    SH     Sole                             30,054
UnitedHealth Group Inc            Common  91324P102       $211,775    3,640    SH     Sole                             3,640
US Bancorp                        Common  902973304       $242,707    8,150    SH     Sole                             8,150
Verizon Communications            Common  92343v104       $306,217    8,729    SH     Sole                             8,729
Walgreen Co                       Common  931422109       $266,302    7,320    SH     Sole                             7,320
Wal-Mart Stores                   Common  931142103       $465,578    8,776    SH     Sole                             8,776
Washington Mut Inc Com            Common  939322103     $2,581,966   64,356    SH     Sole                             64,356
WellChoice Inc                    Common  949475107     $2,811,060   81,480    SH     Sole                             81,480
Wells Fargo & Co.                 Common  949746101     $2,891,943   49,107    SH     Sole                             49,107
Wild Oats Markets Inc.            Common  96808B107       $182,313   14,100    SH     Sole                             14,100
Worthington Industries, Inc.      Common  981811102       $340,046   18,860    SH     Sole                             18,860
Wyeth                             Common  983024100       $218,193    5,140    SH     Sole                             5,140
Yum! Brands, Inc.                 Common  988498101     $1,049,544   30,510    SH     Sole                             30,510